Balances and Transactions with Related Parties and Affiliated Companies - Summary of Balances and Transactions with Related Parties and Affiliated Companies (Detail) - MXN ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Balances
Account receivable with related party transaction	$ 802	$ 1,173
Other receivables	390	565
Other payables	2,003	1,402
The Coca-Cola company [member] | Bank loans and notes payables and accounts payable [Member]
Balances
Account payables with related party transactions	4,417	3,893
BBVA Bancomer, S.A. de C.V. [member] | Bank loans and notes payables [member]
Balances
Account payables with related party transactions	1,696	4,093
BBVA Bancomer, S.A. de C.V. [member] | Cash and cash equivalent [member]
Balances
Assets balance with related party transaction	6,798	11,509
JP Morgan Chase & Co. [member] | Cash and cash equivalent [member]
Balances
Assets balance with related party transaction		27
Grupo Industrial Saltillo S.A.B. de C.V [member] | Other financial asset [member]
Balances
Assets balance with related party transaction		169
Heineken [member] | Accounts payable [member]
Balances
Account payables with related party transactions	4,308	4,753
Heineken [member] | Accounts receivable and other financial assets [Member]
Balances
Assets balance with related party transaction	2,915	2,572
Grupo Financiero Scotiabank Inverlat SA [Member]
Balances
Assets balance with related party transaction	510	503
Account payables with related party transactions	$ 104	$ 170